Equity, Capital and Other Interests Equity, Capital and Other Interest Redeemable (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Redemption Value Redeemable Noncontrolling Interests	$ 416,404,000	$ 383,540,000	$ 258,280,000	$ 264,394,000
Change in market value	22,714,000	129,918,000	14,544,000
Change in carrying value	10,150,000	(4,658,000)	(20,658,000)
Redemption Value Limited Partners	416,404,000	383,540,000	258,280,000	264,394,000
Limited Partners Change In Redemption Value	22,714,000	129,918,000	14,544,000
Limited Partners Change In Carrying Value	$ 10,150,000	$ (4,658,000)	$ (20,658,000)